UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03734
EUPAC Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class A
| AEPGX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund

(the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 91	0.82%
Management's discussion of fund performance
The fund’s Class A shares gained 21.87% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class A (with sales charge) *	14.87%	2.48%	7.37%
EUPAC Fund — Class A (without sales charge) *	21.87%	3.70%	8.01%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio
holdings
by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class C
| AEPCX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.57%
Management's discussion of fund performance
The fund’s Class C shares gained 20.96% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class C (with sales charge) *	19.96%	2.93%	7.36%
EUPAC Fund — Class C (without sales charge) *	20.96%	2.93%	7.36%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its
prospectus
, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class T
| TEUPX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 63	0.57%
Management's discussion of fund performance
The fund’s Class T shares gained 22.18% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
EUPAC Fund — Class T (with sales charge) 2	19.14%	3.44%	7.51%
EUPAC Fund — Class T (without sales charge) 2	22.18%	3.97%	7.81%
MSCI ACWI (All Country World Index) ex USA 3	24.91%	7.02%	7.92%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-1
| AEGFX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 95	0.86%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 21.84% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
EUPAC Fund — Class F-1 *	21.84%	3.67%	7.98%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(
800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-2
| AEPFX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund

(the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(
800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 64	0.58%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.16% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class F-2 *	22.16%	3.96%	8.28%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-3
| FEUPX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 52	0.47%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 22.30% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
EUPAC Fund — Class F-3 2	22.30%	4.08%	8.18%
MSCI ACWI (All Country World Index) ex USA 3	24.91%	7.02%	8.12%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-A
| CEUAX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 95	0.86%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 21.83% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class 529-A (with sales charge) *	17.56%	2.94%	7.59%
EUPAC Fund — Class 529-A (without sales charge) *	21.83%	3.67%	7.97%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-C
| CEUCX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 179	1.62%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 20.90% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class 529-C (with sales charge) *	19.90%	2.89%	7.56%
EUPAC Fund — Class 529-C (without sales charge) *	20.90%	2.89%	7.56%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-E
| CEUEX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 121	1.09%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 21.54% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class 529-E *	21.54%	3.44%	7.73%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is
EUPAC
Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-T
| TEUGX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 22.12% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors
contributed
to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies
based
in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
EUPAC Fund — Class 529-T (with sales charge) 2	19.08%	3.39%	7.45%
EUPAC Fund — Class 529-T (without sales charge) 2	22.12%	3.91%	7.75%
MSCI ACWI (All Country World Index) ex USA 3	24.91%	7.02%	7.92%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio
holdings
by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-1
| CEUFX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 73	0.66%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.08% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most
sectors
contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments
in
companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
EUPAC Fund — Class 529-F-1 *	22.08%	3.86%	8.19%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio
holdings
by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-2
| FUEPX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 64	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 22.16% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to
the
portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments
in
companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
EUPAC Fund — Class 529-F-2 2	22.16%	3.95%	7.28%
MSCI ACWI (All Country World Index) ex USA 3	24.91%	7.02%	10.73%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings
by
sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-3
| FEPUX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 58	0.52%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 22.25% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors
contributed
to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in
companies
based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
EUPAC Fund — Class 529-F-3 2	22.25%	4.02%	7.34%
MSCI ACWI (All Country World Index) ex USA 3	24.91%	7.02%	10.73%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by
sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-1
| RERAX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 173	1.57%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.98% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-1 *	20.98%	2.94%	7.21%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-2
| RERBX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 173	1.57%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.98% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-2 *	20.98%	2.96%	7.22%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since
April 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFR2ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-2E
| REEBX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 141	1.27%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 21.34% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-2E *	21.34%	3.24%	7.53%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-3
| RERCX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 124	1.12%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 21.53% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-3 *	21.53%	3.41%	7.70%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-4
| REREX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 91	0.82%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.88% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-4 *	21.88%	3.72%	8.02%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by
sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-5E
| RERHX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 22.14% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-5E *	22.14%	3.92%	8.23%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-5
| RERFX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 58	0.52%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 22.24% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-5 *	22.24%	4.03%	8.35%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-016-0526 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-6
| RERGX
for the year ended March 31, 2026
This annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 52	0.47%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 22.30% for the year ended March 31, 2026. That result compares with a 24.91% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
International equity markets delivered strong gains during the during the one-year period ended March 31, 2026, remaining resilient despite persistent trade tensions. However, momentum slowed late in the period as the Middle East conflict led to an energy crisis. Equities in the U.K. and Japan advanced but pulled back sharply in March. Chinese equities posted modest gains, while Indian stocks declined.
Within the fund, most sectors contributed to the portfolio, with information technology being the most additive. Returns from the financials, industrials and materials sectors were also positive. Conversely, holdings in the health care and consumer discretionary sectors saw negative results during the period.
Geographically, investments in companies based in Taiwan, Canada and South Korea contributed significantly to absolute returns. Shares of companies in Denmark, India and China posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EUPAC Fund — Class R-6 *	22.30%	4.08%	8.40%
MSCI ACWI (All Country World Index) ex USA †	24.91%	7.02%	8.38%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 126,761
Total number of portfolio holdings	387
Total advisory fees paid (in millions)	$ 558
Portfolio turnover rate	50%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-016-0526 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
March 31, 2026	160,000	19,000	30,000	None
March 31, 2025	152,000	22,000	49,000	None
Adviser and Affiliates2
March 31, 2026	Not Applicable	2,159,000	None	93,000
March 31, 2025	Not Applicable	1,936,000	4,000	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
March 31, 2026	2,300,000
March 31, 2025	2,022,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

EUPAC Fund™
(formerly EuroPacific Growth Fund)
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended March 31, 2026
Lit. No. MFGEFP4-016-0526 © 2026 Capital Group. All rights reserved.

Investment portfolio March 31, 2026

Common stocks 94.96%	Shares	Value (000)
Industrials 17.52%
Airbus SE, non-registered shares	10,854,810	$2,038,809
Rolls-Royce Holdings PLC	74,712,441	1,140,930
Safran SA	3,304,194	1,080,613
Siemens AG	4,105,251	973,726
International Consolidated Airlines Group SA (CDI)	158,083,473	741,191
Bombardier, Inc., Class B (a)	3,849,162	680,735
BAE Systems PLC	22,938,013	667,702
DSV A/S	2,771,293	662,073
Kingspan Group PLC	7,375,618	622,570
Prysmian SpA	5,293,999	619,047
Leonardo SpA	9,080,556	609,923
Schneider Electric SE (b)	1,973,129	541,959
MTU Aero Engines AG	1,511,821	541,237
Melrose Industries PLC (c)	73,631,364	495,977
Hitachi, Ltd.	16,843,149	492,252
Deutsche Post AG	9,429,186	486,274
Mitsui & Co., Ltd.	12,099,100	465,819
Vestas Wind Systems AS	14,895,965	445,993
Taisei Corp.	3,747,000	391,313
Weir Group PLC (The)	9,931,911	371,572
Recruit Holdings Co., Ltd. (b)	8,210,846	366,614
Techtronic Industries Co., Ltd.	26,850,498	357,397
Hanwha Aerospace Co., Ltd.	437,870	356,791
Rentokil Initial PLC	56,277,335	349,912
ABB, Ltd.	4,299,776	349,712
Ryanair Holdings PLC (ADR)	4,090,945	236,457
Ryanair Holdings PLC	3,930,134	111,342
Trane Technologies PLC	756,144	315,115
Sunbelt Rentals Holdings, Inc. (CDI) (b)	4,715,509	301,125
Deutsche Lufthansa AG (b)	34,835,210	287,532
ASSA ABLOY AB, Class B	7,767,753	278,555
Compagnie de Saint-Gobain SA, non-registered shares	3,200,871	263,416
IHI Corp. (b)	11,463,635	234,292
Rheinmetall AG, non-registered shares	138,313	230,665
Marubeni Corp. (b)	5,990,091	220,263
Volvo AB, Class B	5,790,816	188,925
Experian PLC	5,429,509	188,722
Larsen & Toubro, Ltd.	4,882,991	182,071
Mitsubishi Heavy Industries, Ltd.	6,631,300	180,898
Daikin Industries, Ltd.	1,490,800	180,858
Localiza Rent a Car SA, ordinary nominative shares	19,217,000	174,294
Localiza Rent a Car SA	296,498	2,592
WEG SA	17,839,707	175,681
Vinci SA	1,132,913	169,674
Saab AB, Class B	2,375,049	155,798
RELX PLC	4,696,032	154,824
Nordex SE, non-registered shares (a)	2,819,178	148,483
Babcock International Group PLC	9,148,637	140,922
Alstom SA (a)	4,924,266	140,313
Contemporary Amperex Technology Co., Ltd., Class A	2,258,680	132,389
ITOCHU Corp. (b)	9,482,725	120,529
Mitsubishi Corp.	3,382,900	116,173
Siemens Energy AG	669,056	110,110
Kubota Corp.	5,894,800	93,014
Singapore Technologies Engineering, Ltd.	10,575,101	90,128
Komatsu, Ltd.	2,222,800	87,256
Shenzhen Inovance Technology Co., Ltd., Class A	8,378,825	82,056
Lifco AB, Class B	2,576,239	77,513
Kandenko Co., Ltd.	2,006,400	76,362
CSG NV (a)	2,658,741	71,542
Rumo SA	22,542,279	70,719
Bouygues SA	1,065,633	61,479
Fluidra SA, non-registered shares	2,343,094	54,315
Epiroc AB, Class A (b)	2,103,089	51,634

1	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Thales SA	167,627	$49,217
AtkinsRealis Group, Inc.	734,261	47,241
Diploma PLC	585,529	46,721
SECOM Co., Ltd. (b)	1,066,000	40,932
SGH, Ltd.	1,429,858	40,551
Kanzhun, Ltd., Class A (ADR)	2,978,962	39,888
Kawasaki Heavy Industries, Ltd. (b)	2,029,000	38,498
Mitsubishi Electric Corp.	947,800	30,953
Bureau Veritas SA	1,011,678	30,390
Didi Global, Inc. (ADR) (a)	5,861,500	24,091
Randstad NV, non-registered shares (b)	610,554	16,040
		22,212,699

Financials 17.31%
UniCredit SpA	23,908,755	1,722,804
AIA Group, Ltd.	115,297,551	1,295,235
Banco Bilbao Vizcaya Argentaria SA	50,547,180	1,103,259
3i Group PLC	30,163,022	988,352
KB Financial Group, Inc.	7,398,923	692,207
Erste Group Bank AG	6,322,930	683,229
Standard Chartered PLC	30,227,933	627,769
Mizuho Financial Group, Inc.	15,236,986	608,182
Banco Santander SA	53,435,399	604,639
Skandinaviska Enskilda Banken AB, Class A	32,265,116	592,794
NatWest Group PLC	78,686,050	583,855
Brookfield Corp., Class A	11,973,959	484,586
Brookfield Corp., Class A (CAD denominated)	2,376,078	96,283
Resona Holdings, Inc.	51,253,308	570,294
Japan Post Bank Co., Ltd. (b)	28,846,700	474,590
BNP Paribas SA (b)	4,763,404	453,767
BAWAG Group AG	2,659,868	405,970
ICICI Bank, Ltd.	30,552,542	397,745
State Bank of India	37,289,919	397,411
UBS Group AG	10,000,000	388,940
ING Groep NV	14,541,758	379,966
FinecoBank SpA	16,992,641	377,287
Nu Holdings, Ltd., Class A (a)	26,003,543	373,671
Adyen NV (a)	361,946	362,181
Hana Financial Group, Inc.	4,898,711	347,055
Aon PLC, Class A	1,072,365	346,138
Tokio Marine Holdings, Inc. (b)	7,317,875	341,729
Shinhan Financial Group Co., Ltd.	5,842,766	336,918
Aviva PLC	40,998,841	326,577
HSBC Holdings PLC (GBP denominated)	18,927,213	309,710
Munchener Ruckversicherungs-Gesellschaft AG	495,402	308,600
Kotak Mahindra Bank, Ltd.	74,411,330	284,263
MS&AD Insurance Group Holdings, Inc. (b)	10,522,900	275,379
Axis Bank, Ltd.	21,062,095	267,443
Deutsche Boerse AG	832,586	242,063
ICG PLC	11,283,000	229,508
Danske Bank AS	4,458,663	216,460
Deutsche Bank AG	7,162,519	209,589
Banco Comercial Portugues, SA	174,443,847	171,010
Abu Dhabi Islamic Bank PJSC	29,943,733	169,376
Eurobank SA	39,151,980	157,203
CaixaBank SA, non-registered shares	12,712,394	152,528
CVC Capital Partners PLC (b)	11,289,999	148,014
Wise PLC, Class A (a)	12,136,137	145,661
KBC Groep NV	1,010,139	123,484
T&D Holdings, Inc. (b)	4,701,500	119,494
Bank Central Asia Tbk PT	298,012,900	114,016
DBS Group Holdings, Ltd.	2,538,310	112,786
AXA SA (b)	2,450,876	112,362
Samsung Life Insurance Co., Ltd.	786,121	110,388
Saudi National Bank (The)	9,782,576	108,892
Grupo Financiero Banorte, SAB de CV, Series O	9,523,739	105,626

EUPAC Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
BPER Banca SpA	8,023,579	$104,738
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	148,500,000	103,317
Abu Dhabi Commercial Bank PJSC	28,533,280	97,087
London Stock Exchange Group PLC	783,725	92,625
Euronext NV	507,711	81,690
HDFC Bank, Ltd.	9,820,571	78,087
Bajaj Finance, Ltd.	8,605,541	75,715
Banco BPM SpA	4,509,511	63,004
Hong Kong Exchanges and Clearing, Ltd.	1,161,800	58,886
Credicorp, Ltd.	173,312	58,784
Capitec Bank Holdings, Ltd.	225,278	55,308
Hiscox, Ltd.	2,607,990	52,560
Allianz SE	117,087	48,519
Emirates NBD Bank PJSC	6,546,861	48,115
Canadian Imperial Bank of Commerce (CAD denominated)	487,546	46,207
Cholamandalam Investment and Finance Co., Ltd.	2,956,953	42,782
Checkout Payments Group, Ltd., Class B (d)(e)	479,280	41,990
FirstRand Ltd.	8,135,655	41,585
Banco BTG Pactual SA, units	3,388,258	36,821
Futu Holdings, Ltd. (ADR)	244,311	33,412
China Merchants Bank Co., Ltd., Class A	5,092,976	29,063
Shriram Finance, Ltd.	2,917,037	27,113
Sampo Oyj, Class A	2,102,233	22,526
PICC Property and Casualty Co., Ltd., Class H	12,102,000	22,300
Medibank Private Ltd.	5,720,997	17,314
Barclays PLC	1,788,635	9,425
Sberbank of Russia PJSC (d)	48,140,292	— (f)
		21,946,261

Information technology 16.61%
Taiwan Semiconductor Manufacturing Co., Ltd.	160,381,202	9,041,560
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,621,470	547,976
SK hynix, Inc.	5,122,337	2,786,002
ASML Holding NV	1,622,473	2,147,565
SAP SE	7,287,454	1,233,278
Samsung Electronics Co., Ltd.	9,439,885	1,060,383
Tokyo Electron, Ltd.	3,913,048	956,944
Shopify, Inc., Class A, subordinate voting shares (a)	4,843,102	574,489
NEC Corp.	18,161,456	452,468
Halma PLC	5,261,472	267,306
Keyence Corp. (b)	754,351	267,157
Nebius Group NV, Class A (a)(b)	2,259,803	234,477
Fujitsu, Ltd.	11,161,890	226,838
ARM Holdings PLC (ADR) (a)(b)	1,351,825	204,504
Baidu, Inc., Class A (a)	11,082,500	154,072
Kokusai Electric Corp.	4,129,800	136,844
MediaTek, Inc.	2,566,000	124,249
TDK Corp.	6,759,700	87,643
Kioxia Holdings Corp. (a)	679,200	86,344
Infineon Technologies AG	1,792,946	78,779
LITE-ON Technology Corp.	12,941,000	58,199
Accton Technology Corp.	1,147,000	55,848
Canva Australia Holdings Pty, Ltd. (a)(d)(e)	37,779	47,428
Delta Electronics, Inc. (a)	1,016,000	45,220
Xiaomi Corp., Class B (a)(b)	9,939,400	40,890
Telefonaktiebolaget LM Ericsson, Class B	2,901,078	32,861
Zhongji Innolight Co., Ltd., Class A	384,858	32,345
Disco Corp.	76,200	30,533
OBIC Co., Ltd.	984,000	23,979
Nemetschek SE	154,021	11,336
Capgemini SE	86,629	10,126
		21,057,643

3	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Materials 10.67%
Vale SA, ordinary nominative shares	43,815,715	$697,688
Vale SA (ADR), ordinary nominative shares	40,004,807	636,477
First Quantum Minerals, Ltd. (a)(c)	50,114,067	1,198,184
Lundin Mining Corp. (c)	45,438,461	1,133,103
Grupo Mexico, SAB de CV, Series B	95,913,158	1,027,041
Agnico Eagle Mines, Ltd. (CAD denominated)	4,785,416	971,359
Barrick Mining Corp. (CAD denominated)	15,985,100	653,262
Barrick Mining Corp.	7,594,735	309,789
Heidelberg Materials AG, non-registered shares	3,908,938	805,080
Ivanhoe Mines, Ltd., Class A (a)(b)	42,913,187	366,787
Ivanhoe Mines, Ltd., Class A (a)(e)	25,725,343	219,880
BASF SE	9,302,716	562,128
Glencore PLC	73,153,898	557,433
Anglo American PLC	10,082,832	428,366
Shin-Etsu Chemical Co., Ltd.	10,148,564	412,921
Nippon Steel Corp. (b)	98,574,500	362,135
Nutrien, Ltd. (CAD denominated)	3,158,277	238,409
Nutrien, Ltd.	1,415,360	106,803
Valterra Platinum, Ltd. (GBP denominated) (b)	3,191,435	263,828
Valterra Platinum, Ltd. (ZAR denominated)	759,958	65,332
Buzzi SpA	5,633,384	284,158
Linde PLC	552,616	273,965
Antofagasta PLC	5,194,025	231,066
Syensqo SA (a)(b)	3,318,075	191,962
CRH PLC	1,720,272	180,835
Pan American Silver Corp.	2,548,944	139,249
Southern Copper Corp.	765,627	131,734
Amcor PLC	3,201,803	127,272
Anhui Conch Cement Co., Ltd., Class H	40,143,000	109,060
Mitsubishi Chemical Group Corp. (b)	16,287,200	94,320
Saudi Basic Industries Corp. non-registered shares	5,860,192	94,066
ArcelorMittal SA	1,769,351	92,186
Wheaton Precious Metals Corp. (b)	549,348	71,970
KGHM Polska Miedz SA (a)	912,683	66,825
Smurfit Westrock PLC	1,649,042	65,714
Impala Platinum Holdings, Ltd.	4,396,324	64,611
Nippon Sanso Holdings Corp.	1,567,791	55,975
Zijin Mining Group Co., Ltd., Class A (a)	7,467,841	36,479
Sumitomo Metal Mining Co., Ltd.	626,600	36,326
Air Liquide SA (b)	152,730	31,462
Akzo Nobel NV (b)	475,555	27,290
JX Advanced Metals Corp.	1,249,700	27,164
Northam Platinum Holdings, Ltd.	1,210,718	25,311
MMG, Ltd. (a)	24,944,000	23,499
Resonac Holdings Co., Ltd.	342,300	22,365
		13,520,869

Consumer discretionary 7.59%
MercadoLibre, Inc. (a)	601,808	1,040,538
Industria de Diseno Textil SA	11,343,875	652,227
Amadeus IT Group SA, Class A, non-registered shares	10,947,947	622,339
LVMH Moet Hennessy-Louis Vuitton SE	1,114,779	619,667
Compagnie Financiere Richemont SA, Class A	3,221,289	574,011
Midea Group Co., Ltd., Class A	39,168,520	435,122
Alibaba Group Holding, Ltd.	22,188,200	349,298
Alibaba Group Holding, Ltd. (ADR) (b)	478,097	59,982
Ryohin Keikaku Co., Ltd.	18,964,444	403,310
Flutter Entertainment PLC (a)	3,304,093	336,852
InterContinental Hotels Group PLC	2,172,781	286,159
Compagnie Generale des Etablissements Michelin	8,114,941	276,333
Nitori Holdings Co., Ltd.	16,202,600	257,338
Moncler SpA	4,151,289	250,187
Fast Retailing Co., Ltd.	621,900	247,524
Trip.com Group, Ltd. (a)	3,502,363	173,224
Trip.com Group, Ltd. (ADR) (a)	1,470,949	73,239
H World Group, Ltd. (ADR)	4,721,609	237,450

EUPAC Fund	4

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
H World Group, Ltd.	92,900	$469
Sony Group Corp.	9,947,700	205,185
BYD Co., Ltd., Class H (b)	14,365,840	196,962
Prosus NV, Class N	3,835,836	175,348
Mercedes-Benz Group AG	2,833,461	171,664
Barratt Redrow PLC	41,073,514	143,672
Maruti Suzuki India, Ltd.	1,055,822	141,239
Kering SA	454,214	137,348
Zensho Holdings Co., Ltd. (b)	2,279,605	132,230
Hyundai Motor Co.	438,070	130,562
Li Ning Co., Ltd.	46,348,000	129,225
Compass Group PLC	4,582,483	127,318
D’Ieteren Group (b)	650,894	120,335
Dollarama, Inc.	956,738	117,421
Toyota Motor Corp.	5,643,200	116,980
PDD Holdings, Inc. (ADR) (a)	1,030,167	105,262
Booking Holdings, Inc.	17,285	72,775
Carnival PLC	2,849,797	72,600
Aristocrat Leisure, Ltd.	2,031,442	64,548
NEXT PLC	270,549	45,625
TVS Motor Co., Ltd.	1,245,409	45,593
Shimano, Inc.	416,400	43,635
Sea, Ltd., Class A (ADR) (a)	409,519	33,912
Galaxy Entertainment Group, Ltd.	6,603,625	29,771
Stellantis NV	3,328,278	23,714
Coupang, Inc., Class A (a)	1,231,686	23,254
Fuyao Glass Industry Group Co., Ltd., Class A (a)	2,750,000	22,804
Ferrari NV (EUR denominated)	61,180	20,622
B&M European Value Retail PLC	8,953,442	20,165
Meituan, Class B (a)	1,712,200	18,607
ASICS Corp.	591,800	15,737
Laopu Gold Co., Ltd., Class H (b)	188,900	15,455
Metaplanet, Inc. (a)(b)	3,855,700	7,420
		9,622,257

Energy 6.42%
Cenovus Energy, Inc. (CAD denominated) (c)	95,170,705	2,525,845
Cenovus Energy, Inc. (c)	2,865,718	76,027
Reliance Industries, Ltd.	92,020,054	1,333,416
Shell PLC (GBP denominated)	16,030,869	748,591
Shell PLC (EUR denominated)	9,423,083	440,504
Canadian Natural Resources, Ltd. (CAD denominated)	22,591,519	1,102,049
TotalEnergies SE (EUR denominated)	10,000,706	923,398
SLB, Ltd.	6,768,106	347,813
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	11,786,946	244,579
Santos, Ltd.	28,462,299	156,311
Neste OYJ	3,126,301	100,961
Equinor ASA	1,912,056	80,930
Tourmaline Oil Corp.	1,130,602	54,112
Rosneft Oil Co. PJSC (d)	3,432,340	— (f)
		8,134,536

Health care 6.17%
AstraZeneca PLC (GBP denominated)	10,349,667	2,021,477
Novo Nordisk AS, Class B	31,960,271	1,177,710
Argenx SE (ADR) (a)	1,097,201	801,231
Argenx SE, non-registered shares (a)	512,412	373,349
EssilorLuxottica SA	3,214,429	748,111
Fresenius SE & Co. KGaA	14,403,838	737,830
Roche Holding AG, nonvoting shares	795,730	314,207
Innovent Biologics, Inc. (a)	20,115,000	220,678
Chugai Pharmaceutical Co., Ltd.	3,940,100	217,999
BeOne Medicines, Ltd. (ADR) (a)	730,386	216,903
Daiichi Sankyo Co., Ltd.	8,447,154	148,927
Takeda Pharmaceutical Co., Ltd.	3,664,400	135,183

5	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Haleon PLC	26,467,702	$131,013
HOYA Corp.	718,500	123,938
Zealand Pharma AS (a)	1,835,275	84,894
Sandoz Group AG	1,020,342	80,034
WuXi AppTec Co., Ltd., Class H	4,429,600	66,986
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	6,942,200	57,327
Eurofins Scientific SE, non-registered shares	507,217	37,094
GSK PLC	1,019,780	27,967
Max Healthcare Institute, Ltd.	2,549,717	26,499
QIAGEN NV	605,892	24,260
Asahi Intecc Co., Ltd. (b)	1,105,900	23,594
Koninklijke Philips NV	741,107	20,299
Ambu AS, Class B, non-registered shares (b)	129,464	1,392
		7,818,902

Communication services 4.44%
SoftBank Group Corp.	64,249,888	1,544,190
Tencent Holdings, Ltd.	17,443,866	1,101,264
Bharti Airtel, Ltd.	26,108,430	496,397
NetEase, Inc.	19,990,873	444,787
Nintendo Co., Ltd. (b)	7,222,173	412,103
Orange	16,808,503	343,436
BT Group PLC	116,517,678	326,597
Publicis Groupe SA	3,126,227	258,542
Spotify Technology SA (a)	376,311	182,477
MTN Group, Ltd.	15,433,116	179,078
Singapore Telecommunications, Ltd.	46,196,800	178,835
Deutsche Telekom AG	1,947,961	71,829
Advanced Info Service PCL, foreign registered shares	2,902,509	33,638
Swisscom AG (b)	38,570	32,197
NAVER Corp.	134,345	17,913
		5,623,283

Consumer staples 4.18%
Nestle SA	10,178,887	1,009,633
British American Tobacco PLC	14,634,750	852,484
Philip Morris International, Inc.	3,994,341	660,424
Ajinomoto Co., Inc.	18,779,373	526,548
Imperial Brands PLC	9,838,943	400,439
L’Oreal SA	876,073	359,247
Danone SA	3,754,917	301,566
Kweichow Moutai Co., Ltd., Class A	1,218,987	256,806
Anheuser-Busch InBev SA/NV	3,355,392	232,831
JBS NV (BDR)	10,751,858	193,020
KT&G Corp.	1,173,661	122,760
Avenue Supermarts, Ltd. (a)	2,483,386	104,375
Carlsberg A/S, Class B	814,982	101,689
Pernod Ricard SA	970,308	72,423
Marks and Spencer Group PLC	13,061,207	58,661
Loblaw Cos., Ltd.	929,591	42,380
		5,295,286

Utilities 3.50%
SSE PLC	41,762,364	1,441,806
Engie SA (b)	32,376,361	1,043,820
RWE AG	7,571,306	504,277
Iberdrola SA, non-registered shares	16,908,384	388,144
E.ON SE	15,403,671	336,675
Gulf Development PCL	133,401,426	247,595
Veolia Environnement SA	3,657,285	139,709
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	3,541,419	108,187
Snam SpA	13,077,715	99,462

EUPAC Fund	6

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Enel SpA	4,626,803	$50,371
Orsted AS (a)	1,991,764	48,766
National Grid PLC	1,860,486	31,366
		4,440,178

Real estate 0.55%
Sun Hung Kai Properties, Ltd.	11,001,000	186,455
Mitsubishi Estate Co., Ltd. (b)	6,393,200	176,908
China Resources Land, Ltd.	45,712,500	171,052
Henderson Land Development Co., Ltd. (b)	37,999,000	140,936
Goodman Logistics (HK), Ltd. REIT	1,452,012	25,849
		701,200
Total common stocks (cost: $74,970,750,000)		120,373,114
Preferred securities 0.31%
Financials 0.18%
Itau Unibanco Holding SA, preferred nominative shares	27,855,809	233,824

Consumer discretionary 0.10%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	2,718,181	121,815
TVS Motor Co., Ltd., 6.00% cumulative preferred shares, 2026 (a)	7,411,340	799
		122,614

Information technology 0.03%
Wayve Technologies, Ltd., Series D, preferred shares (a)(d)(e)	56,066	30,000
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(d)(e)	3,308	4,153
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(d)(e)	133	167
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(d)(e)	11	14
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(d)(e)	9	11
		34,345
Total preferred securities (cost: $432,722,000)		390,783
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(d)	76,328	— (f)
Total rights & warrants (cost: $0)		— (f)
Short-term securities 5.15%
Money market investments 4.29%
Capital Group Central Cash Fund 3.71% (c)(g)	54,428,826	5,442,338

Money market investments purchased with collateral from securities on loan 0.86%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (g)(h)	207,500,000	207,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (g)(h)	207,500,000	207,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (g)(h)	174,700,000	174,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (g)(h)	152,900,000	152,900
Capital Group Central Cash Fund 3.71% (c)(g)(h)	878,230	87,814
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (g)(h)	87,300,000	87,300

7	EUPAC Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (g)(h)	87,244,291	$87,244
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (g)(h)	76,400,000	76,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (g)(h)	10,900,000	10,900
		1,092,258
Total short-term securities (cost: $6,534,906,000)		6,534,596
Total investment securities 100.42% (cost: $81,938,378,000)		127,298,493
Other assets less liabilities (0.42)%		(537,586)
Net assets 100.00%		$126,760,907
Investments in affiliates (c)

	Value at 4/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 4.29%
Industrials 0.39%
Melrose Industries PLC	$641,302	$72,912	$240,627	$(64,038)	$86,428	$495,977	$6,850
MTU Aero Engines AG (i)	934,719	42,351	538,988	263,560	(160,405)	—	6,665
						495,977
Information technology 0.00%
Sage Group PLC (The) (j)	789,844	60,868	655,661	(124,029)	(71,022)	—	13,383
Materials 1.84%
First Quantum Minerals, Ltd. (a)	636,990	44,336	7,675	6,523	518,010	1,198,184	—
Lundin Mining Corp.	388,894	88,335	68,231	3,430	720,675	1,133,103	3,566
Ivanhoe Mines, Ltd., Class A (a)(b)(i)	367,914	—	3,237	419	1,691	—	—
Ivanhoe Mines, Ltd., Class A (a)(e)(i)	218,452	—	—	—	1,428	—	—
						2,331,287
Energy 2.06%
Cenovus Energy, Inc. (CAD denominated)	660,972	999,472	195,512	38,811	1,022,102	2,525,845	40,189
Cenovus Energy, Inc.	32,816	7,288	368	(30)	36,321	76,027	1,673
						2,601,872
Total common stocks						5,429,136
Short-term securities 4.36%
Money market investments 4.29%
Capital Group Central Cash Fund 3.71% (g)	4,925,264	21,204,599	20,687,333	86	(278)	5,442,338	204,542
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 3.71% (g)(h)	20,412	67,402 (k)				87,814	— (l)
Total short-term securities						5,530,152
Total 8.65%				$124,732	$2,154,950	$10,959,288	$276,868

EUPAC Fund	8

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$230,721	$219,880	0.17%
Canva Australia Holdings Pty, Ltd. (a)(d)	8/26/2021-11/4/2021	64,403	47,428	0.04
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(d)	11/4/2021	5,639	4,153	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(d)	11/4/2021	227	167	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(d)	11/4/2021	19	14	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(d)	11/4/2021	15	11	0.00 (m)
Checkout Payments Group, Ltd., Class B (d)	1/11/2022	148,840	41,990	0.03
Wayve Technologies, Ltd., Series D, preferred shares (a)(d)	2/11/2026	30,000	30,000	0.03
Total		$479,864	$343,643	0.27%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 3/31/2026.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2026. Refer to the investment portfolio for the security value at 3/31/2026.
(j)	Affiliated issuer during the reporting period but no longer held at 3/31/2026.
(k)	Represents net activity. Refer to Note 5 for more information on securities lending.
(l)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

9	EUPAC Fund

Financial statements
Statement of assets and liabilities at March 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,652,023 of investment securities on loan):
Unaffiliated issuers (cost: $73,647,163)	$116,339,205
Affiliated issuers (cost: $8,291,215)	10,959,288	$127,298,493
Cash		7,506
Cash denominated in currencies other than U.S. dollars (cost: $104,377)		104,448
Receivables for:
Sales of investments	322,735
Sales of fund’s shares	295,763
Dividends	480,841
Securities lending income	770
Other	5,456	1,105,565
		128,516,012
Liabilities:
Collateral for securities on loan		1,092,258
Payables for:
Purchases of investments	261,611
Repurchases of fund’s shares	160,312
Investment advisory services	45,969
Services provided by related parties	14,914
Trustees’ deferred compensation	6,499
U.S. and non-U.S. taxes	169,632
Other	3,910	662,847
Net assets at March 31, 2026		$126,760,907
Net assets consist of:
Capital paid in on shares of beneficial interest		$76,540,838
Total distributable earnings (accumulated loss)		50,220,069
Net assets at March 31, 2026		$126,760,907
Refer to the notes to financial statements.

EUPAC Fund	10

Financial statements (continued)
Statement of assets and liabilities at March 31, 2026 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,159,708 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$20,150,141	343,027	$58.74
Class C	208,128	3,718	55.97
Class T	12	— *	58.87
Class F-1	1,197,188	20,501	58.40
Class F-2	20,114,330	343,128	58.62
Class F-3	16,419,458	278,609	58.93
Class 529-A	1,362,561	23,639	57.64
Class 529-C	20,702	376	55.13
Class 529-E	46,226	815	56.71
Class 529-T	20	— *	58.82
Class 529-F-1	14	— *	57.57
Class 529-F-2	280,788	4,779	58.75
Class 529-F-3	84	2	58.68
Class R-1	97,981	1,802	54.39
Class R-2	669,339	12,191	54.91
Class R-2E	70,235	1,224	57.39
Class R-3	1,440,489	25,404	56.70
Class R-4	2,339,060	41,052	56.98
Class R-5E	746,954	12,830	58.22
Class R-5	2,274,751	38,709	58.77
Class R-6	59,322,446	1,007,902	58.86
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	EUPAC Fund

Financial statements (continued)
Statement of operations for the year ended March 31, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $259,842; also includes $276,868 from affiliates)	$3,022,116
Securities lending income (net of fees)	3,523
Interest from unaffiliated issuers	2,423	$3,028,062
Fees and expenses*:
Investment advisory services	557,794
Distribution services	79,122
Transfer agent services	63,100
Administrative services	40,080
529 plan services	889
Reports to shareholders	2,630
Registration statement and prospectus	6,317
Trustees’ compensation	1,919
Auditing and legal	265
Custodian	17,981
Other	94	770,191
Net investment income		2,257,871
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $90,628):
Unaffiliated issuers	18,289,091
Affiliated issuers	124,732
In-kind redemptions	555,113
Currency transactions	34,929	19,003,865
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $139,476):
Unaffiliated issuers	3,286,501
Affiliated issuers	2,154,950
Currency translations	6,160	5,447,611
Net realized gain (loss) and unrealized appreciation (depreciation)		24,451,476
Net increase (decrease) in net assets resulting from operations		$26,709,347
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended March 31,
	2026	2025

Operations:
Net investment income	$2,257,871	$1,766,982
Net realized gain (loss)	19,003,865	8,903,998
Net unrealized appreciation (depreciation)	5,447,611	(10,391,315)
Net increase (decrease) in net assets resulting from operations	26,709,347	279,665
Distributions paid to shareholders	(17,384,921)	(8,561,098)
Net capital share transactions	(6,772,591)	(8,691,788)
Total increase (decrease) in net assets	2,551,835	(16,973,221)
Net assets:
Beginning of year	124,209,072	141,182,293
End of year	$126,760,907	$124,209,072
Refer to the notes to financial statements.

EUPAC Fund	12

Notes to financial statements
1. Organization

EUPAC Fund (formerly EuroPacific Growth Fund) (the “fund“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	EUPAC Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended March 31, 2026,  the fund delivered $1,016,780,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

EUPAC Fund	14

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,766,813	$20,445,886	$—	$22,212,699
Financials	1,581,528	20,322,743	41,990	21,946,261
Information technology	1,561,446	19,448,769	47,428	21,057,643
Materials	8,549,521	4,971,348	—	13,520,869
Consumer discretionary	2,100,685	7,521,572	—	9,622,257
Energy	4,350,425	3,784,111	— *	8,134,536
Health care	1,042,394	6,776,508	—	7,818,902
Communication services	182,477	5,440,806	—	5,623,283
Consumer staples	895,824	4,399,462	—	5,295,286
Utilities	108,187	4,331,991	—	4,440,178
Real estate	—	701,200	—	701,200
Preferred securities	234,623	121,815	34,345	390,783
Rights & warrants	—	—	— *	— *
Short-term securities	6,534,596	—	—	6,534,596
Total	$28,908,519	$98,266,211	$123,763	$127,298,493
*
Amount less than one thousand.

15	EUPAC Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts.
In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be

EUPAC Fund	16

more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of March 31, 2026, the total value of securities on loan was $1,652,023,000, and the total value of collateral received was $1,743,671,000. Collateral received includes cash of $1,092,258,000 and U.S. government securities of $651,413,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended March 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

17	EUPAC Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended March 31, 2026, the fund reclassified $1,877,649,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of March 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Late year ordinary loss deferral*	$(1,329,532)
Undistributed long-term capital gains	7,871,910
Post-October capital loss deferral*	(671,705)
Gross unrealized appreciation on investments	46,922,421
Gross unrealized depreciation on investments	(2,432,576)
Net unrealized appreciation (depreciation) on investments	44,489,845
Cost of investments	82,808,648
*
These deferrals are considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended March 31, 2026			Year ended March 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$583,705	$2,088,565	$2,672,270	$221,054	$1,009,516	$1,230,570
Class C	5,273	24,286	29,559	954	14,154	15,108
Class T	— *	1	1	— *	1	1
Class F-1	35,043	126,763	161,806	13,693	64,403	78,096
Class F-2	629,388	2,123,519	2,752,907	273,756	1,013,562	1,287,318
Class F-3	523,765	1,717,644	2,241,409	238,947	812,535	1,051,482
Class 529-A	39,373	140,576	179,949	14,166	66,016	80,182
Class 529-C	512	2,315	2,827	81	1,322	1,403
Class 529-E	1,269	4,898	6,167	413	2,425	2,838
Class 529-T	1	2	3	— *	1	1
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	8,059	26,459	34,518	2,902	10,724	13,626
Class 529-F-3	3	9	12	1	3	4
Class R-1	2,551	11,049	13,600	456	5,384	5,840
Class R-2	16,968	72,727	89,695	3,324	36,720	40,044
Class R-2E	1,807	7,393	9,200	474	3,408	3,882
Class R-3	40,088	155,412	195,500	12,628	78,159	90,787
Class R-4	72,593	262,941	335,534	31,589	143,144	174,733
Class R-5E	22,579	76,721	99,300	10,044	38,271	48,315
Class R-5	71,380	240,660	312,040	39,104	141,454	180,558
Class R-6	1,905,493	6,343,130	8,248,623	965,602	3,290,708	4,256,310
Total	$3,959,850	$13,425,071	$17,384,921	$1,829,188	$6,731,910	$8,561,098
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

EUPAC Fund	18

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the year ended March 31, 2026, the investment advisory services fees were $557,794,000, which were equivalent to an annualized rate of 0.418% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended March 31, 2026, the 529 plan services fees were $889,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

19	EUPAC Fund

For the year ended March 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$49,707	$23,779	$6,205	Not applicable
Class C	2,323	257	70	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	3,091	1,760	374	Not applicable
Class F-2	Not applicable	24,297	6,331	Not applicable
Class F-3	Not applicable	340	5,069	Not applicable
Class 529-A	3,168	1,393	411	$716
Class 529-C	218	23	6	11
Class 529-E	238	32	14	25
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	163	78	137
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,016	100	30	Not applicable
Class R-2	5,077	2,351	203	Not applicable
Class R-2E	438	146	22	Not applicable
Class R-3	7,502	2,241	452	Not applicable
Class R-4	6,344	2,589	765	Not applicable
Class R-5E	Not applicable	1,139	228	Not applicable
Class R-5	Not applicable	1,221	725	Not applicable
Class R-6	Not applicable	1,269	19,097	Not applicable

Total class-specific expenses	$79,122	$63,100	$40,080	$889
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,919,000 in the fund’s statement of operations reflects $586,000 in current fees (either paid in cash or deferred) and a net increase of $1,333,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended March 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,933,367,000 and $2,667,347,000, respectively, which generated $878,540,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended March 31, 2026.

EUPAC Fund	20

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2026
Class A	$1,022,547	16,635	$2,611,323	44,012	$(3,447,692)	(56,115)	$186,178	4,532
Class C	31,709	539	29,450	519	(99,480)	(1,691)	(38,321)	(633)
Class T	—	—	—	—	—	—	—	—
Class F-1	54,874	899	157,320	2,667	(245,065)	(4,027)	(32,871)	(461)
Class F-2	2,799,296	45,652	2,647,532	44,736	(5,910,335)	(95,944)	(463,507)	(5,556)
Class F-3	2,139,384	35,118	2,103,288	35,367	(4,137,602)	(67,664)	105,070	2,821
Class 529-A	107,443	1,774	179,890	3,088	(214,098)	(3,530)	73,235	1,332
Class 529-C	5,335	92	2,826	51	(9,208)	(159)	(1,047)	(16)
Class 529-E	3,799	63	6,166	107	(9,707)	(162)	258	8
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	55,423	895	34,516	582	(37,732)	(611)	52,207	866
Class 529-F-3	—	—	11	— †	(12)	1	(1)	1
Class R-1	12,816	224	13,598	247	(26,349)	(460)	65	11
Class R-2	115,914	1,979	89,647	1,611	(206,570)	(3,644)	(1,009)	(54)
Class R-2E	13,716	229	9,200	159	(21,231)	(348)	1,685	40
Class R-3	204,140	3,433	195,304	3,405	(426,735)	(7,141)	(27,291)	(303)
Class R-4	293,375	4,931	335,483	5,826	(900,042)	(15,046)	(271,184)	(4,289)
Class R-5E	192,426	3,161	99,290	1,689	(279,537)	(4,600)	12,179	250
Class R-5	290,059	4,675	311,672	5,255	(783,639)	(12,707)	(181,908)	(2,777)
Class R-6	7,509,715	122,431	8,240,521	138,747	(21,936,569)	(355,270)	(6,186,333)	(94,092)
Total net increase (decrease)	$14,851,971	242,730	$17,067,041	288,068	$(38,691,603)	(629,118)	$(6,772,591)	(98,320)
Refer to the end of the table(s) for footnote(s).

21	EUPAC Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2025
Class A	$785,236	13,668	$1,203,965	21,679	$(3,157,841)	(55,040)	$(1,168,640)	(19,693)
Class C	23,784	431	15,025	280	(99,347)	(1,800)	(60,538)	(1,089)
Class T	—	—	—	—	—	—	—	—
Class F-1	60,080	1,055	75,878	1,372	(290,511)	(5,088)	(154,553)	(2,661)
Class F-2	3,635,664	63,585	1,239,434	22,372	(6,284,984)	(110,125)	(1,409,886)	(24,168)
Class F-3	2,411,845	41,825	990,350	17,836	(3,959,154)	(68,771)	(556,959)	(9,110)
Class 529-A	94,712	1,677	80,156	1,466	(240,172)	(4,253)	(65,304)	(1,110)
Class 529-C	5,183	95	1,400	27	(13,750)	(253)	(7,167)	(131)
Class 529-E	4,245	77	2,838	53	(10,561)	(190)	(3,478)	(60)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	41,985	731	13,617	246	(37,130)	(646)	18,472	331
Class 529-F-3	63	1	3	— †	(36)	(1)	30	— †
Class R-1	13,124	243	5,840	112	(26,141)	(485)	(7,177)	(130)
Class R-2	148,081	2,712	40,015	760	(186,462)	(3,428)	1,634	44
Class R-2E	10,936	195	3,881	71	(13,845)	(247)	972	19
Class R-3	219,786	3,939	90,664	1,679	(492,300)	(8,794)	(181,850)	(3,176)
Class R-4	299,900	5,366	174,709	3,227	(1,031,297)	(18,385)	(556,688)	(9,792)
Class R-5E	214,424	3,755	48,306	877	(321,163)	(5,595)	(58,433)	(963)
Class R-5	289,354	5,030	180,096	3,237	(1,542,300)	(26,796)	(1,072,850)	(18,529)
Class R-6	8,390,426	145,739	4,250,859	76,589	(16,050,660)	(278,672)	(3,409,375)	(56,344)
Total net increase (decrease)	$16,648,828	290,124	$8,417,038	151,883	$(33,757,654)	(588,569)	$(8,691,788)	(146,562)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $64,030,709,000 and $85,669,909,000, respectively, during the year ended March 31, 2026.

EUPAC Fund	22

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
3/31/2026	$55.08	$.88	$11.07	$11.95	$(1.83)	$(6.46)	$(8.29)	$58.74	21.87%	$20,150	.82%	1.43%
3/31/2025	58.78	.61	(.72 )	(.11 )	(.65 )	(2.94)	(3.59)	55.08	(.05 )	18,644.83		1.05
3/31/2024	53.82	.65	6.26	6.91	(.89 )	(1.06)	(1.95)	58.78	13.07	21,055.84		1.21
3/31/2023	56.81	.80	(2.94)	(2.14)	(.58 )	(.27 )	(.85 )	53.82	(3.62)	20,320.84		1.60
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94 )	(5.41)	(6.35)	56.81	(9.65)	23,445.80		.85
Class C:
3/31/2026	52.88	.42	10.58	11.00	(1.45)	(6.46)	(7.91)	55.97	20.96	208	1.57	.71
3/31/2025	56.53	.19	(.70 )	(.51 )	(.20 )	(2.94)	(3.14)	52.88	(.78 )	230	1.56	.34
3/31/2024	51.79	.25	6.02	6.27	(.47 )	(1.06)	(1.53)	56.53	12.23	307	1.59	.48
3/31/2023	54.77	.43	(2.86)	(2.43)	(.28 )	(.27 )	(.55 )	51.79	(4.35)	371	1.58	.89
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50 )	(5.41)	(5.91)	54.77	(10.32)	512	1.55	.11
Class T:
3/31/2026	55.15	1.03	11.10	12.13	(1.95)	(6.46)	(8.41)	58.87	22.18 [4]	— [5]	.57 [4]	1.68 [4]
3/31/2025	58.86	.75	(.72 )	.03	(.80 )	(2.94)	(3.74)	55.15	.22 [4]	— [5]	.58 [4]	1.30 [4]
3/31/2024	53.89	.81	6.27	7.08	(1.05)	(1.06)	(2.11)	58.86	13.36 [4]	— [5]	.56 [4]	1.48 [4]
3/31/2023	56.86	.93	(2.95)	(2.02)	(.68 )	(.27 )	(.95 )	53.89	(3.37)[4]	— [5]	.57 [4]	1.84 [4]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[4]	— [5]	.57 [4]	1.09 [4]
Class F-1:
3/31/2026	54.80	.86	11.01	11.87	(1.81)	(6.46)	(8.27)	58.40	21.84	1,197.86		1.41
3/31/2025	58.50	.60	(.73 )	(.13 )	(.63 )	(2.94)	(3.57)	54.80	(.07 )	1,149.86		1.04
3/31/2024	53.56	.65	6.23	6.88	(.88 )	(1.06)	(1.94)	58.50	13.02	1,382.86		1.21
3/31/2023	56.53	.80	(2.93)	(2.13)	(.57 )	(.27 )	(.84 )	53.56	(3.61)	1,489.85		1.61
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90 )	(5.41)	(6.31)	56.53	(9.71)	1,877.84		.81
Class F-2:
3/31/2026	54.95	1.02	11.05	12.07	(1.94)	(6.46)	(8.40)	58.62	22.16	20,114.58		1.67
3/31/2025	58.66	.76	(.73 )	.03	(.80 )	(2.94)	(3.74)	54.95	.22	19,160.57		1.32
3/31/2024	53.71	.79	6.27	7.06	(1.05)	(1.06)	(2.11)	58.66	13.36	21,872.57		1.47
3/31/2023	56.66	.95	(2.95)	(2.00)	(.68 )	(.27 )	(.95 )	53.71	(3.36)	19,982.57		1.89
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887.57		1.08
Class F-3:
3/31/2026	55.19	1.10	11.09	12.19	(1.99)	(6.46)	(8.45)	58.93	22.30	16,420.47		1.79
3/31/2025	58.90	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.19	.31	15,220.47		1.42
3/31/2024	53.93	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.90	13.50	16,782.46		1.58
3/31/2023	56.87	1.00	(2.95)	(1.95)	(.72 )	(.27 )	(.99 )	53.93	(3.25)	15,313.46		1.98
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026.46		1.19
Class 529-A:
3/31/2026	54.18	.84	10.90	11.74	(1.82)	(6.46)	(8.28)	57.64	21.83	1,363.86		1.39
3/31/2025	57.89	.59	(.73 )	(.14 )	(.63 )	(2.94)	(3.57)	54.18	(.06 )	1,209.85		1.03
3/31/2024	53.03	.63	6.17	6.80	(.88 )	(1.06)	(1.94)	57.89	13.04	1,355.87		1.18
3/31/2023	56.00	.78	(2.91)	(2.13)	(.57 )	(.27 )	(.84 )	53.03	(3.66)	1,325.87		1.57
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93 )	(5.41)	(6.34)	56.00	(9.67)	1,487.83		.83
Refer to the end of the table(s) for footnote(s).

23	EUPAC Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
3/31/2026	$52.21	$.37	$10.47	$10.84	$(1.46)	$(6.46)	$(7.92)	$55.13	20.90%	$21	1.62%	.64%
3/31/2025	55.84	.18	(.70 )	(.52 )	(.17 )	(2.94)	(3.11)	52.21	(.81 )	20	1.59	.32
3/31/2024	51.16	.23	5.93	6.16	(.42 )	(1.06)	(1.48)	55.84	12.19	29	1.63	.45
3/31/2023	54.10	.40	(2.83)	(2.43)	(.24 )	(.27 )	(.51 )	51.16	(4.40)	38	1.64	.84
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45 )	(5.41)	(5.86)	54.10	(10.37)	56	1.60	.06
Class 529-E:
3/31/2026	53.44	.69	10.74	11.43	(1.70)	(6.46)	(8.16)	56.71	21.54	46	1.09	1.16
3/31/2025	57.14	.45	(.71 )	(.26 )	(.50 )	(2.94)	(3.44)	53.44	(.28 )	43	1.08	.81
3/31/2024	52.37	.50	6.09	6.59	(.76 )	(1.06)	(1.82)	57.14	12.78	50	1.10	.96
3/31/2023	55.34	.66	(2.87)	(2.21)	(.49 )	(.27 )	(.76 )	52.37	(3.86)	49	1.09	1.34
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77 )	(5.41)	(6.18)	55.34	(9.90)	55	1.07	.59
Class 529-T:
3/31/2026	55.12	.99	11.09	12.08	(1.92)	(6.46)	(8.38)	58.82	22.12 [4]	— [5]	.63 [4]	1.60 [4]
3/31/2025	58.83	.72	(.72 )	— [6]	(.77 )	(2.94)	(3.71)	55.12	.15 [4]	— [5]	.62 [4]	1.25 [4]
3/31/2024	53.87	.77	6.27	7.04	(1.02)	(1.06)	(2.08)	58.83	13.33 [4]	— [5]	.62 [4]	1.42 [4]
3/31/2023	56.83	.90	(2.93)	(2.03)	(.66 )	(.27 )	(.93 )	53.87	(3.41)[4]	— [5]	.62 [4]	1.80 [4]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[4]	— [5]	.62 [4]	1.03 [4]
Class 529-F-1:
3/31/2026	54.10	.94	10.90	11.84	(1.91)	(6.46)	(8.37)	57.57	22.08 [4]	— [5]	.66 [4]	1.56 [4]
3/31/2025	57.82	.68	(.71 )	(.03 )	(.75 )	(2.94)	(3.69)	54.10	.10 [4]	— [5]	.67 [4]	1.20 [4]
3/31/2024	52.98	.73	6.16	6.89	(.99 )	(1.06)	(2.05)	57.82	13.25 [4]	— [5]	.68 [4]	1.36 [4]
3/31/2023	55.93	.86	(2.89)	(2.03)	(.65 )	(.27 )	(.92 )	52.98	(3.48)[4]	— [5]	.66 [4]	1.75 [4]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[4]	— [5]	.65 [4]	1.00 [4]
Class 529-F-2:
3/31/2026	55.06	1.01	11.08	12.09	(1.94)	(6.46)	(8.40)	58.75	22.16	281.58		1.63
3/31/2025	58.77	.74	(.72 )	.02	(.79 )	(2.94)	(3.73)	55.06	.21	215.59		1.29
3/31/2024	53.81	.80	6.27	7.07	(1.05)	(1.06)	(2.11)	58.77	13.36	211.57		1.47
3/31/2023	56.77	.93	(2.94)	(2.01)	(.68 )	(.27 )	(.95 )	53.81	(3.37)	187.58		1.86
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196.59		1.06
Class 529-F-3:
3/31/2026	54.99	1.07	11.05	12.12	(1.97)	(6.46)	(8.43)	58.68	22.25	— [5]	.52	1.74
3/31/2025	58.71	.81	(.75 )	.06	(.84 )	(2.94)	(3.78)	54.99	.26	— [5]	.52	1.42
3/31/2024	53.76	.92	6.15	7.07	(1.06)	(1.06)	(2.12)	58.71	13.42	— [5]	.53	1.69
3/31/2023	56.72	.94	(2.93)	(1.99)	(.70 )	(.27 )	(.97 )	53.76	(3.35)	— [5]	.53	1.88
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	— [5]	.52	1.13
Class R-1:
3/31/2026	51.61	.39	10.36	10.75	(1.51)	(6.46)	(7.97)	54.39	20.98	98	1.57	.69
3/31/2025	55.30	.18	(.68 )	(.50 )	(.25 )	(2.94)	(3.19)	51.61	(.78 )	93	1.56	.33
3/31/2024	50.73	.25	5.89	6.14	(.51 )	(1.06)	(1.57)	55.30	12.25	106	1.56	.50
3/31/2023	53.68	.42	(2.79)	(2.37)	(.31 )	(.27 )	(.58 )	50.73	(4.30)	111	1.56	.89
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51 )	(5.41)	(5.92)	53.68	(10.34)	135	1.56	.10
Refer to the end of the table(s) for footnote(s).

EUPAC Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
3/31/2026	$52.04	$.39	$10.45	$10.84	$(1.51)	$(6.46)	$(7.97)	$54.91	20.98%	$669	1.57%	.68%
3/31/2025	55.75	.17	(.67 )	(.50 )	(.27 )	(2.94)	(3.21)	52.04	(.76 )	637	1.56	.31
3/31/2024	51.18	.24	5.96	6.20	(.57 )	(1.06)	(1.63)	55.75	12.25	680	1.56	.47
3/31/2023	54.18	.43	(2.81)	(2.38)	(.35 )	(.27 )	(.62 )	51.18	(4.28)	611	1.52	.89
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57 )	(5.41)	(5.98)	54.18	(10.32)	639	1.55	.11
Class R-2E:
3/31/2026	54.02	.59	10.85	11.44	(1.61)	(6.46)	(8.07)	57.39	21.34	70	1.27	.98
3/31/2025	57.73	.34	(.70 )	(.36 )	(.41 )	(2.94)	(3.35)	54.02	(.48 )	64	1.27	.61
3/31/2024	52.90	.42	6.15	6.57	(.68 )	(1.06)	(1.74)	57.73	12.59	67	1.27	.78
3/31/2023	55.91	.58	(2.90)	(2.32)	(.42 )	(.27 )	(.69 )	52.90	(4.03)	63	1.27	1.17
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60 )	(5.41)	(6.01)	55.91	(10.09)	71	1.27	.40
Class R-3:
3/31/2026	53.44	.68	10.73	11.41	(1.69)	(6.46)	(8.15)	56.70	21.53	1,441	1.12	1.14
3/31/2025	57.13	.44	(.71 )	(.27 )	(.48 )	(2.94)	(3.42)	53.44	(.33 )	1,374	1.11	.79
3/31/2024	52.36	.50	6.08	6.58	(.75 )	(1.06)	(1.81)	57.13	12.75	1,650	1.11	.95
3/31/2023	55.32	.66	(2.88)	(2.22)	(.47 )	(.27 )	(.74 )	52.36	(3.89)	1,722	1.11	1.34
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74 )	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11	.55
Class R-4:
3/31/2026	53.63	.87	10.77	11.64	(1.83)	(6.46)	(8.29)	56.98	21.88	2,339.82		1.45
3/31/2025	57.33	.61	(.72 )	(.11 )	(.65 )	(2.94)	(3.59)	53.63	(.03 )	2,432.81		1.08
3/31/2024	52.53	.66	6.10	6.76	(.90 )	(1.06)	(1.96)	57.33	13.08	3,161.81		1.24
3/31/2023	55.46	.80	(2.87)	(2.07)	(.59 )	(.27 )	(.86 )	52.53	(3.59)	3,665.81		1.64
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93 )	(5.41)	(6.34)	55.46	(9.67)	4,701.81		.85
Class R-5E:
3/31/2026	54.62	1.00	10.98	11.98	(1.92)	(6.46)	(8.38)	58.22	22.14	747.62		1.63
3/31/2025	58.33	.72	(.72 )	— [6]	(.77 )	(2.94)	(3.71)	54.62	.16	687.62		1.26
3/31/2024	53.42	.77	6.21	6.98	(1.01)	(1.06)	(2.07)	58.33	13.33	790.62		1.44
3/31/2023	56.37	.90	(2.92)	(2.02)	(.66 )	(.27 )	(.93 )	53.42	(3.42)	892.62		1.80
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108.62		1.12
Class R-5:
3/31/2026	55.06	1.08	11.06	12.14	(1.97)	(6.46)	(8.43)	58.77	22.24	2,275.52		1.76
3/31/2025	58.76	.81	(.74 )	.07	(.83 )	(2.94)	(3.77)	55.06	.27	2,284.51		1.39
3/31/2024	53.80	.84	6.25	7.09	(1.07)	(1.06)	(2.13)	58.76	13.44	3,527.52		1.56
3/31/2023	56.74	.97	(2.94)	(1.97)	(.70 )	(.27 )	(.97 )	53.80	(3.31)	4,113.51		1.94
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208.51		1.16
Class R-6:
3/31/2026	55.13	1.11	11.07	12.18	(1.99)	(6.46)	(8.45)	58.86	22.30	59,322.47		1.81
3/31/2025	58.84	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.13	.34	60,748.47		1.41
3/31/2024	53.87	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.84	13.48	68,158.46		1.59
3/31/2023	56.81	.99	(2.94)	(1.95)	(.72 )	(.27 )	(.99 )	53.87	(3.25)	69,331.46		1.97
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147.46		1.19
Refer to the end of the table(s) for footnote(s).

25	EUPAC Fund

Financial highlights (continued)

	Year ended March 31,
	2026[8]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[7]	50%	35%	30%	34%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Amount less than $0.01.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

EUPAC Fund	26

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of EUPAC Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of EUPAC Fund (formerly EuroPacific Growth Fund) (the “Fund”), including the investment portfolio, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
May 12, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

27	EUPAC Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended March 31, 2026:
Long-term capital gains	$14,756,787,000
Foreign taxes	$0.16 per share
Foreign source income	$1.41 per share
Qualified dividend income	$3,043,995,000
Section 163(j) interest dividends	$193,127,000
Corporate dividends received deduction	$30,398,000
U.S. government income that may be exempt from state taxation	$156,915,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

EUPAC Fund	28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,171,114,396
Total shares voting on November 25, 2025:
1,231,713,888 (56.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,113,006,406	90.4%	118,707,482	9.6%
Charles E. Andrews	1,207,937,615	98.1%	23,776,273	1.9%
Joseph J. Bonner	1,209,900,790	98.2%	21,813,098	1.8%
Michael C. Camuñez	1,208,031,758	98.1%	23,682,130	1.9%
Vanessa C. L. Chang	1,203,797,518	97.7%	27,916,370	2.3%
Cecilia V. Estolano	1,208,161,088	98.1%	23,552,800	1.9%
Bradford F. Freer	1,210,383,465	98.3%	21,330,423	1.7%
Yvonne L. Greenstreet	1,211,457,228	98.4%	20,256,660	1.6%
Martin E. Koehler	1,210,171,675	98.3%	21,542,213	1.7%
Sharon I. Meers	1,211,048,777	98.3%	20,665,111	1.7%
Pascal Millaire	1,209,461,518	98.2%	22,252,370	1.8%
William I. Miller	1,208,396,142	98.1%	23,317,746	1.9%
Anne-Marie Peterson	1,211,452,641	98.4%	20,261,247	1.6%
Josette Sheeran	1,207,816,614	98.1%	23,897,274	1.9%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

29	EUPAC Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUPAC Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 29, 2026